Other Assets and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets and Other Liabilities [Abstract]
Components of Other Assets/Liabilities [text block table]
in € m.	Dec 31, 2017	Dec 31, 2016
Other assets:
Brokerage and securities related receivables
Cash/margin receivables	46,519	57,924
Receivables from prime brokerage	12,638	9,859
Pending securities transactions past settlement date	3,929	6,409
Receivables from unsettled regular way trades	19,930	30,908
Total brokerage and securities related receivables	83,015	105,100
Accrued interest receivable	2,374	2,433
Assets held for sale	45	563
Other	16,057	17,950
Total other assets	101,491	126,045

in € m.	Dec 31, 2017	Dec 31, 2016
Other liabilities:
Brokerage and securities related payables
Cash/margin payables	58,865	70,706
Payables from prime brokerage	25,042	20,155
Pending securities transactions past settlement date	2,562	2,668
Payables from unsettled regular way trades	20,274	28,490
Total brokerage and securities related payables	106,742	122,019
Accrued interest payable	2,623	2,712
Liabilities held for sale	16	701
Other	22,827	30,008
Total other liabilities	132,208	155,440